Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000162463 | Other
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162463 | Other Line
Holdings [Line Items]
Percent of Total Investments	47.70%
C000162463 | Update Sector Field
Holdings [Line Items]
Percent of Total Investments	(3.00%)
C000162463 | Egypt
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162463 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162463 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162463 | Nigeria
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162463 | Serbia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162463 | Turkey
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162463 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162463 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162463 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162463 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162463 | AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162463 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162463 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162463 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.70%
C000162463 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.60%
C000162463 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	47.10%
C000162464 | Other
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162464 | Other Line
Holdings [Line Items]
Percent of Total Investments	47.70%
C000162464 | Update Sector Field
Holdings [Line Items]
Percent of Total Investments	(3.00%)
C000162464 | Egypt
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162464 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162464 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162464 | Nigeria
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162464 | Serbia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162464 | Turkey
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162464 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162464 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000162464 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162464 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162464 | AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162464 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162464 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162464 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.70%
C000162464 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.60%
C000162464 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	47.10%
C000117767 | Other
Holdings [Line Items]
Percent of Total Investments	9.30%
C000117767 | Other Line
Holdings [Line Items]
Percent of Total Investments	47.70%
C000117767 | Update Sector Field
Holdings [Line Items]
Percent of Total Investments	(3.00%)
C000117767 | Egypt
Holdings [Line Items]
Percent of Total Investments	9.70%
C000117767 | Uzbekistan
Holdings [Line Items]
Percent of Total Investments	9.30%
C000117767 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	4.40%
C000117767 | Nigeria
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117767 | Serbia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000117767 | Turkey
Holdings [Line Items]
Percent of Total Investments	2.70%
C000117767 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117767 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117767 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117767 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117767 | AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117767 | AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117767 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.60%
C000117767 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.70%
C000117767 | AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.60%
C000117767 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	47.10%